OTHER INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Other Information
Disclosure number of share options

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	-	-	-
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(8,953)	(4,587)	(93,989)
Total rights as of June 30, 2025	924,280	358,130	8,809,220
Vested	655,910	89,573	6,214,402
Unvested	268,370	268,557	2,594,818

12/31/2024

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

Disclosure assumptions considering

Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield